Debt	12 Months Ended
Dec. 31, 2012
Debt

NOTE 4: DEBT

Long-Term Debt

The following table summarizes PG&E Corporation's and the Utility's long-term debt:

	December 31,
(in millions)	2012	2011
PG&E Corporation
Senior notes, 5.75%, due 2014	350	350
Unamortized discount	-	(1)
Total senior notes	350	349
Total PG&E Corporation long-term debt	350	349
Utility
Senior notes:
6.25% due 2013	400	400
4.80% due 2014	1,000	1,000
5.625% due 2017	700	700
8.25% due 2018	800	800
3.50% due 2020	800	800
4.25% due 2021	300	300
3.25% due 2021	250	250
2.45% due 2022	400	-
6.05% due 2034	3,000	3,000
5.80% due 2037	950	950
6.35% due 2038	400	400
6.25% due 2039	550	550
5.40% due 2040	800	800
4.50% due 2041	250	250
4.45% due 2042	400	-
3.75% due 2042	350	-
Less: current portion	(400)	-
Unamortized discount, net of premium	(51)	(51)
Total senior notes, net of current portion	10,899	10,149
Pollution control bonds:
Series 1996 C, E, F, 1997 B, variable rates (1), due 2026 (2)	614	614
Series 2004 A-D, 4.75%, due 2023 (3)	345	345
Series 2009 A-D, variable rates (4), due 2016 and 2026 (5)	309	309
Series 2010 E, 2.25%, due 2026 (6)	-	50
Less: current portion	-	(50)
Total pollution control bonds	1,268	1,268
Total Utility long-term debt, net of current portion	12,167	11,417
Total consolidated long-term debt, net of current portion	$12,517	$11,766
1)  At December 31, 2012, interest rates on these bonds and the related loans ranged from 0.10% to 0.14%.
(2)  Each series of these bonds is supported by a separate letter of credit that expires on May 31, 2016. Although the stated maturity date is 2026, each series will remain outstanding only if the Utility extends or replaces the letter of credit related to the series or otherwise obtains consent from the issuer to the continuation of the series without a credit facility.
(3) The Utility has obtained credit support from an insurance company for these bonds.
(4) At December 31, 2012, interest rates on these bonds and the related loans ranged from 0.05% to 0.11%.
(5) Each series of these bonds is supported by a separate direct-pay letter of credit that expires on May 31, 2016.  Subject to certain requirements, the Utility may choose not to provide a credit facility without issuer consent.
(6) These bonds bore interest at 2.25% per year through April 1, 2012; and were subject to mandatory tender on April 2, 2012.  The Utility repurchased these bonds on April 2, 2012 and continues to hold them.

 (

Pollution Control Bonds

The California Pollution Control Financing Authority and the California Infrastructure and Economic Development Bank have issued various series of fixed rate and multi-modal tax-exempt pollution control bonds for the benefit of the Utility.  All of the pollution control bonds were used to finance or refinance pollution control and sewage and solid waste disposal facilities at the Geysers geothermal power plant or at the Utility's Diablo Canyon nuclear power plant and were issued as “exempt facility bonds” within the meaning of the Internal Revenue Code of 1954 (“Code”), as amended.  In 1999, the Utility sold the Geysers geothermal power plant to Geysers Power Company, LLC pursuant to purchase and sale agreements stating that Geysers Power Company, LLC will use the bond-financed facilities solely as pollution control facilities.  The Utility has no knowledge that Geysers Power Company, LLC intends to cease using the bond-financed facilities solely as pollution control facilities.

Repayment Schedule

PG&E Corporation's and the Utility's combined aggregate debt principal repayment amounts at December 31, 2012 are reflected in the table below:

(in millions,
except interest rates)	2013	2014	2015	2016	2017	Thereafter	Total
PG&E Corporation
Average fixed interest rate	-	5.75%	-	-	-	-	5.75%
Fixed rate obligations	$-	$350	$-	$-	$-	$-	$350
Utility
Average fixed interest rate	6.25%	4.80%	-	-	5.63%	5.45%	5.43%
Fixed rate obligations	$400	$1,000	$-	$-	$700	$9,595	$11,695
Variable interest rate
as of December 31, 2012	-	-	-	0.11%	-	-	0.11%
Variable rate obligations	$-	$-	$-	$923 (1)	-	$-	$923
Total consolidated debt	$400	$1,350	$-	$923	$700	$9,595	$12,968
(1) These bonds, due in 2016 and 2026, are backed by letters of credit that expire on May 31, 2016.

Short-term Borrowings

The following table summarizes PG&E Corporation's and the Utility's outstanding borrowings on its revolving credit facilities and commercial paper program at December 31, 2012:

				Letters of
	Termination	Facility		Credit		Commercial	Facility
(in millions)	Date	Limit		Outstanding	Borrowings	Paper	Availability
PG&E Corporation	May 2016	$300	(1)	$-	$120	$-	$180
Utility	May 2016	3,000	(2)	266	-	370 (3)	2,364 (3)
Total revolving credit facilities		$3,300		$266	$120	$370	$2,544
(1) Includes a $100 million sublimit for letters of credit and a $100 million commitment for loans that are made available on a same-day basis and are repayable in full within 7 days.
(2) Includes a $1.0 billion sublimit for letters of credit and a $300 million commitment for loans that are made available on a same-day basis and are repayable in full within 7 days.
(3) The Utility treats the amount of its outstanding commercial paper as a reduction to the amount available under its revolving credit facility.

For 2012, the average outstanding borrowings on PG&E Corporation's revolving credit facility was $21 million and the maximum outstanding balance during the year was $120 million.  For 2012, the Utility's average outstanding commercial paper balance was $665 million and the maximum outstanding balance during the year was $1.4 billion.

Revolving Credit Facilities

PG&E Corporation has a $300 million revolving credit facility with a syndicate of lenders.  The Utility has a $3.0 billion revolving credit facility with a syndicate of lenders.  The revolving credit facilities have terms of five years and all amounts are due and payable on the facilities' termination date, May 31, 2016.  At PG&E Corporation's and the Utility's request and at the sole discretion of each lender, the facilities may be extended for additional periods.  The revolving credit facilities may be used for working capital and other corporate purposes.  The Utility's revolving credit facility may also be used for the repayment of commercial paper.

Provided certain conditions are met, PG&E Corporation and the Utility have the right to increase, in one or more requests, given not more frequently than once a year, the aggregate lenders' commitments under the revolving credit facilities by up to $100 million and $500 million, respectively, in the aggregate for all such increases.

Borrowings under the revolving credit facilities (other than swingline loans) bear interest based, at PG&E Corporation's and the Utility's election, on (1) a London Interbank Offered Rate (“LIBOR”) plus an applicable margin or (2) the base rate plus an applicable margin.  The base rate will equal the higher of the following: the administrative agent's announced base rate, 0.5% above the federal funds rate, or the one-month LIBOR plus an applicable margin.  Interest is payable quarterly in arrears, or earlier for loans with shorter interest periods.  PG&E Corporation and the Utility also will pay a facility fee on the total commitments of the lenders under the revolving credit facilities.  The applicable margins and the facility fees will be based on PG&E Corporation's and the Utility's senior unsecured debt ratings issued by Standard & Poor's Rating Services and Moody's Investor Service.  Facility fees are payable quarterly in arrears.

The revolving credit facilities include usual and customary covenants for revolving credit facilities of this type, including covenants limiting liens to those permitted under PG&E Corporation's and the Utility's senior note indentures, mergers, sales of all or substantially all of PG&E Corporation's and the Utility's assets, and other fundamental changes.  In addition, the revolving credit facilities require that PG&E Corporation and the Utility maintain a ratio of total consolidated debt to total consolidated capitalization of at most 65% as of the end of each fiscal quarter.  PG&E Corporation's revolving credit facility agreement also requires that PG&E Corporation own, directly or indirectly, at least 80% of the common stock and at least 70% of the voting capital stock of the Utility.  At December 31, 2012, PG&E Corporation and the Utility were in compliance with all covenants under their respective revolving credit facilities.

Commercial Paper Program

The Utility has a $1.75 billion commercial paper program, the borrowings from which are used primarily to fund temporary financing needs.  Liquidity support for these borrowings is provided by available capacity under the Utility's revolving credit facilities, as described above.  The commercial paper may have maturities up to 365 days and ranks equally with the Utility's other unsubordinated and unsecured indebtedness.  Commercial paper notes are sold at an interest rate dictated by the market at the time of issuance.  At December 31, 2012, the average yield on outstanding commercial paper was 0.36%.

Other Short-term Borrowings

In November 2011, the Utility issued $250 million principal amount of Floating Rate Senior Notes which were due and repaid in November 2012.  For the years ended December 31, 2012 and 2011, the average interest rate on the Floating Rate Senior Notes was 0.92% and 0.94%, respectively.